RSVP VARIABLE LIFE ACCOUNT ONE

                              FINANCIAL STATEMENTS

                      FOR THE YEAR ENDED DECEMBER 31, 1998

                         RSVP VARIABLE LIFE ACCOUNT ONE
                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 1998



NET ASSETS                                            SHARES                 COST                  VALUE
                                           --------------------------------------------------------------
Investment in mutual fund portfolio:
  Money Market                                        31,525              $31,525                $31,525
  Growth                                               3,825               85,671                124,380
  Fixed Income                                            29                  411                    388
  Government & Quality Bond                              362                4,987                  5,295
  High Yield                                           1,100                8,740                  7,475
  Strategic Multi-Asset                               11,368              127,180                118,965
  Multi-Asset                                          6,625               82,180                 89,361
  Capital Appreciation                                 3,868              103,854                137,666
  Growth & Income                                        569                7,573                 12,001
  Foreign Securities                                   2,891               31,794                 30,898
  Natural Resources                                    1,805               28,133                 20,920
  Target '98                                               0                    0                      0
                                                             --------------------------------------------

    Net Assets                                                           $512,048               $578,874
                                                             ============================================



NET ASSETS APPLICABLE TO                                             UNIT
  OUTSTANDING UNITS OF CAPITAL                   UNITS              VALUE                          VALUE
                                           --------------------------------------------------------------
Account:
  Money Market                                    1,951.0521           $16.157939                $31,525
  Growth                                          2,553.3827            48.711591                124,380
  Fixed Income                                       18.1916            21.303789                    388
  Government & Quality Bond                         229.6426            23.059485                  5,295
  High Yield                                        370.1350            20.196631                  7,475
  Strategic Multi-Asset                           3,978.0084            29.905761                118,965
  Multi-Asset                                     2,505.2309            35.669698                 89,361
  Capital Appreciation                            2,292.4623            60.051245                137,666
  Growth & Income                                   292.6405            41.010762                 12,001
  Foreign Securities                              1,770.5721            17.450738                 30,898
  Natural Resources                               1,437.3283            14.554559                 20,920
  Target '98                                          0.0000             0.000000                      0
                                                                                  -----------------------
Net assets applicable to outstanding
units of capital                                                                                $578,874
                                                                                  =======================





                 See accompanying notes to financial statements


                         RSVP VARIABLE LIFE ACCOUNT ONE
                             STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 1998



NET INVESTMENT INCOME
   Dividend income                                                                                       $9,145
   Mortality and expense risk charges and administrative expense                                         (3,382)
                                                                                                  --------------
       Net investment income                                                                              5,763
                                                                                                  --------------


REALIZED AND UNREALIZED GAIN
   Realized gain from investment transactions:
     Proceeds from sales                                                                                106,654
     Cost of investments sold                                                                           (94,055)
                                                                                                  --------------
        Net realized gain                                                                                12,599
     Capital gain distribution                                                                           52,864
                                                                                                  --------------
        Net realized gain from investments                                                               65,463
                                                                                                  --------------

Change in unrealized appreciation on investments:
   Unrealized appreciation at end of year                                                                66,825
   Unrealized appreciation at beginning of year                                                          46,358
                                                                                                  --------------
      Net change in unrealized appreciation                                                              20,467
                                                                                                  --------------

Realized and unrealized gain                                                                             85,930
                                                                                                  --------------

INCREASE IN NET ASSETS FROM OPERATIONS                                                                  $91,693
                                                                                                  ==============





                 See accompanying notes to financial statements


                         RSVP VARIABLE LIFE ACCOUNT ONE
                       STATEMENT OF CHANGES IN NET ASSETS
                      YEAR ENDED DECEMBER 31, 1998 AND 1997




                                                                             1998                      1997
                                                         ---------------------------------------------------

OPERATIONS

  Net investment income                                                    $5,763                    $7,076
  Net realized gain from investments                                       65,463                    75,473
  Net change in unrealized appreciation                                    20,467                     8,835
                                                         ---------------------------------------------------

    Net increase in net assets from operations                             91,693                    91,384
                                                         ---------------------------------------------------

POLICYHOLDER TRANSACTIONS

  Purchase payments received                                               26,231                    33,157
  Withdrawals and surrenders                                              (88,251)                 (147,843)
  Exchange purchases                                                       19,120                    21,108
  Exchange surrenders                                                     (19,110)                   (3,135)
                                                         ---------------------------------------------------

    Decrease in net assets from policyholder
      transactions                                                        (62,010)                  (96,713)
                                                         ---------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS                                          29,683                    (5,329)

NET ASSETS, BEGINNING OF YEAR                                             549,191                   554,520
                                                         ---------------------------------------------------

NET ASSETS, END OF YEAR                                                  $578,874                  $549,191
                                                         ===================================================





                 See accompanying notes to financial statements

                         RSVP VARIABLE LIFE ACCOUNT ONE
                          NOTES TO FINANCIAL STATEMENTS



          NOTE 1           ORGANIZATION AND OPERATION

          RSVP Variable Life Account One (the "Account") is a separate account of Phoenix Home Life Mutual Insurance Company ("Phoenix Home Life"). The account is organized as a unit investment trust registered under the Investment Company Act of 1940, as amended. In an assumption reinsurance transaction effected February 16, 1991, the Account, and the assets therein, were transferred from Anchor National Life Insurance Company to Phoenix Home Life which assumed all of the liabilities, obligations and guarantees of the Account as of that date.

          These financial statements include balances allocated by each policyholder to the variable divisions of the Account and do not include policyholder balances allocated to the general account of Phoenix Home Life. At December 31, 1998, the general account includes $22,118 of policyholder funds.

          The Account has twelve divisions which invest solely in shares of the twelve portfolios of the Anchor Series Trust (the "Trust"), an open-end diversified management investment company.





          NOTE 2           SIGNIFICANT ACCOUNTING POLICIES

          a)     Investment Valuation, Transactions and Related Income
                 Recognition

                 Investments in shares of the Trust are valued using the net asset value per share of the respective portfolios of the Trust determined on a daily basis (each business day of the New York Stock Exchange). Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income or capital gains distributions from the Trust is recorded on the ex-dividend date. In determining the net gain or loss on securities sold, the cost of the securities is determined on the first-in-first out basis.



                 Exchanges between divisions requested by policyholders are recorded in the new division upon receipt of redemption proceeds.

                         RSVP VARIABLE LIFE ACCOUNT ONE
                          NOTES TO FINANCIAL STATEMENTS





         NOTE 2            SIGNIFICANT ACCOUNTING POILICIES (CONTINUED)

         b)      Federal Income Taxes

                 Phoenix Home Life qualifies for federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. The operations of the Account are part of the total operations of Phoenix Home Life and are not taxed separately. The account is not treated as a Regulated Investment Company under the code.

          c) Expenses Phoenix Home Life absorbs certain operating expenses of the Account including registration fees required for distribution of its policies under the federal securities laws and state insurance laws.

         NOTE 3            CONTRACT CHARGES

         a) A mortality and expense risk charge is paid by the Account to Phoenix Home Life. This charge is based upon the value of each division of the Account and is currently charged daily at an annual rate of 0.60%.

         b) To cover administrative expenses, Phoenix Home Life deducts $5.00 from the cash value of a policy on each monthly processing date. This charge is designed to cover actual administrative expenses incurred by Phoenix Home Life.

         c) Phoenix Home Life deducts a charge for the monthly cost of insurance from the policy's cash value, which provides death benefit protection for the following policy month.

                 The monthly cost of insurance is:

                    i.  The cost of insurance rate, multiplied by

                    ii. The net amount at risk for a policy month.

                 The cost of insurance varies by sex, attained age and rate class. The net amount at risk can be simply defined as the death benefit less the cash value.

                         RSVP VARIABLE LIFE ACCOUNT ONE
                          NOTES TO FINANCIAL STATEMENTS

          NOTE 3                CONTRACT CHARGES (CONTINUED)

          d) In the event that the policy is surrendered during the first ten policy years, a surrender charge is deducted to compensate Phoenix Home Life for expenses incurred in connection with the promotion, sales and distribution of the policy. The surrender charge is assessed in full in the event of a complete surrender and proportionately in the event of a partial surrender.

                 During the first two policy years, the surrender charge is subject to certain sales load limitations imposed by the Securities and Exchange Commission and, rather than the surrender charge for policy years three to five, as set forth below, will be limited to the sum of (i) 30% of all premium payments made during the first two policy years up to one Guideline Annual Premium (as defined under Rule 6e-3 (T) (C)
                 (8) of the Investment Company Act of 1940, plus (ii) 10% of all premium payments in the first two policy years in excess of one Guideline Annual Premium, but not more than two Guideline Annual premiums plus, (iii) 9% of all premium payments in the first two policy years in excess of two Guideline Annual Premiums less any surrender charge previously deducted. Thereafter, the surrender charge is the lesser of (i) 50% of the cumulative premiums paid or (ii) the amount specified in each policy's table of surrender charges.

                 The amounts shown in each policy's table of surrender charges are calculated at the beginning of each policy year using the following percentages of the Target Premium (beginning policy year six and thereafter, percentages at interim months are determined by interpolation):

                         BEGINNING OF
                         POLICY YEAR              PERCENTAGE
                         -----------              ----------

                             3-6                     125%
                               7                     100%
                               8                      75%
                               9                      50%
                              10                      25%
                              11+                      0

                         RSVP VARIABLE LIFE ACCOUNT ONE
                          NOTES TO FINANCIAL STATEMENTS




         NOTE 3            CONTRACT CHARGES (CONTINUED)

                 An increase on the initial death benefit (the "Specified Amount") under the policy is subject to an additional surrender charge upon a surrender of the policy during the first ten policy years following the increase. A decrease in the Specified Amount is also subject to a pro-rata share of the surrender charge.

                 In addition, Phoenix Home Life imposes a fee on each partial surrender in an amount equal to the lesser of $25 or 2% of the amount withdrawn to reimburse Phoenix Home Life for administrative expenses incurred in processing those surrenders. This fee is deducted from the amount withdrawn and the balance is paid to the policyholder.

          e) Under certain circumstances, upon surrender of a policy, Phoenix Home Life will deduct a charge to recover certain policy issue costs in an amount equal to $5 per $1,000 of surrendered Specified Amount not to exceed $750. This charge is designed primarily to reimburse Phoenix Home Life for expenses it incurs in processing policy applications, including conducting medical examinations and determining insurability.

          f) Various states and subdivisions impose a tax on premiums received by insurance companies. These charges vary from state to state. Phoenix Home Life deducts 2.50% of each premium payment to cover state premium taxes.



          NOTE 4           DIVERSIFICATION REQUIREMENTS

          Under the provisions of Section 817 (h) of the Internal Revenue Code, a variable life contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a life contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

          The Internal Revenue Service has issued regulations under Section 817
          (h) of the code. Phoenix Home Life believes that the Account satisfies the current requirements of the regulations and it intends that the Account will continue to meet such requirements.

                         RSVP VARIABLE LIFE ACCOUNT ONE
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5 - SCHEDULE OF SELECTED PER-UNIT DATA

                                                                                  YEAR ENDED DECEMBER 31,
                                                    1998             1997            1996             1995             1994
                                        ------------------------------------------------------------------------------------
MONEY MARKET:

Net Unit Value:
----------------------------------------
Beginning of year                             $15.464186       $14.793740      $14.173465       $13.502832       $13.081135
End of year                                    16.157939        15.464186       14.793740        14.173465        13.502832
                                        ------------------------------------------------------------------------------------
  Net increase in net unit
  value from operations                        $0.693753        $0.670446       $0.620275        $0.670633        $0.421697
                                        ====================================================================================

Accumulation units outstanding:
End of year                                    1,951.052        2,033.076       2,765.451        5,824.154        2,839.094
                                        ====================================================================================

GROWTH:

Net Unit Value:
----------------------------------------
Beginning of year                             $38.003405       $29.319060      $23.579667       $18.784956       $19.837747
End of year                                    48.711591        38.003405       29.319060        23.579667        18.784956
                                        ------------------------------------------------------------------------------------
  Net increase (decrease) in net
  unit value from operations                  $10.708186        $8.684345       $5.739393        $4.794711       ($1.052791)
                                        ====================================================================================

Accumulation units outstanding:
End of year                                    2,553.383        2,791.174       3,253.726        2,053.494        5,066.451
                                        ====================================================================================

FIXED INCOME:

Net Unit Value:
----------------------------------------
Beginning of year                             $19.909607       $18.334574      $17.999228       $15.182949       $15.787620
End of year                                    21.303789        19.909607       18.334574        17.999228        15.182949
                                        ------------------------------------------------------------------------------------
  Net increase (decrease) in net
  unit value from operations                   $1.394182        $1.575033       $0.335346        $2.816279       ($0.604671)
                                        ====================================================================================

Accumulation units outstanding:
End of year                                       18.192           20.289          38.814           68.947           81.681
                                        ====================================================================================

GOVERNMENT & QUALITY BOND:

Net Unit Value:
----------------------------------------
Beginning of year                             $21.258404       $19.520774      $19.068522       $16.083095       $16.688251
End of year                                    23.059485        21.258404       19.520774        19.068522        16.083095
                                        ------------------------------------------------------------------------------------
  Net increase (decrease) in net
  unit value from operations                   $1.801081        $1.737630       $0.452252        $2.985427       ($0.605156)
                                        ====================================================================================

Accumulation units outstanding:
End of year                                      229.643          358.176         573.645          625.426          770.430
                                        ====================================================================================

                         RSVP VARIABLE LIFE ACCOUNT ONE
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5 - SCHEDULE OF SELECTED PER-UNIT DATA (Continued)

                                                                                  YEAR ENDED DECEMBER 31,
                                                    1998             1997            1996             1995             1994
                                        ------------------------------------------------------------------------------------
HIGH YIELD:

Net Unit Value:
----------------------------------------
Beginning of year                             $21.271062       $19.227616      $17.370956       $14.717391       $15.440855
End of year                                    20.196631        21.271062       19.227616        17.370956        14.717391
                                        ------------------------------------------------------------------------------------
  Net increase (decrease) in net
  unit value from operations                  ($1.074431)       $2.043446       $1.856660        $2.653565       ($0.723464)
                                        ====================================================================================

Accumulation units outstanding:
End of year                                      370.135          380.889         499.086          532.392          602.324
                                        ====================================================================================

STRATEGIC MULTI-ASSET:

Net Unit Value:
----------------------------------------
Beginning of year                             $26.105035       $22.969725      $20.122448       $16.489482       $17.029956
End of year                                    29.905761        26.105035       22.969725        20.122448        16.489482
                                        ------------------------------------------------------------------------------------
  Net increase (decrease) in net
  unit value from operations                   $3.800726        $3.135310       $2.847277        $3.632966       ($0.540474)
                                        ====================================================================================

Accumulation units outstanding:
End of year                                    3,978.008        4,333.970       5,120.181        5,379.665        5,131.355
                                        ====================================================================================

MULTI-ASSET:

Net Unit Value:
----------------------------------------
Beginning of year                             $28.835143       $23.952220      $21.162333       $17.035823       $17.434654
End of year                                    35.669698        28.835143       23.952220        21.162333        17.035823
                                        ------------------------------------------------------------------------------------
  Net increase (decrease) in net
  unit value from operations                   $6.834555        $4.882923       $2.789887        $4.126510       ($0.398831)
                                        ====================================================================================

Accumulation units outstanding:
End of year                                    2,505.231        2,516.316       2,481.475        2,528.003        2,321.993
                                        ====================================================================================

CAPITAL APPRECIATION:

Net Unit Value:
----------------------------------------
Beginning of year                             $49.436071       $39.643903      $31.875450       $23.835567       $24.928405
End of year                                    60.051245        49.436071       39.643903        31.875450        23.835567
                                        ------------------------------------------------------------------------------------
  Net increase (decrease) in net
  unit value from operations                  $10.615174        $9.792168       $7.768453        $8.039883       ($1.092838)
                                        ====================================================================================

Accumulation units outstanding:
End of year                                    2,292.462        2,832.788       3,513.203        5,335.578        4,074.140
                                        ====================================================================================

                         RSVP VARIABLE LIFE ACCOUNT ONE
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5 - SCHEDULE OF SELECTED PER-UNIT DATA (CONTINUED)

                                                                                  YEAR ENDED DECEMBER 31,
                                                    1998             1997            1996             1995             1994
                                        ------------------------------------------------------------------------------------

GROWTH & INCOME:

Net Unit Value:
----------------------------------------
Beginning of year                             $31.698373       $24.766119      $20.713463       $17.904485       $19.933212
End of year                                    41.010762        31.698373       24.766119        20.713463        17.904485
                                        ------------------------------------------------------------------------------------
  Net increase (decrease) in net
  unit value from operations                   $9.312389        $6.932254       $4.052656        $2.808978       ($2.028727)
                                        ====================================================================================

Accumulation units outstanding:
End of year                                      292.641          308.032         362.620          396.508          566.021
                                        ====================================================================================

FOREIGN SECURITIES:

Net Unit Value:
----------------------------------------
Beginning of year                             $15.866878       $16.124989      $14.558725       $13.009004       $13.498582
End of year                                    17.450738        15.866878       16.124989        14.558725        13.009004
                                        ------------------------------------------------------------------------------------
  Net increase (decrease) in net
  unit value from operations                   $1.583860       ($0.258111)      $1.566264        $1.549721       ($0.489578)
                                        ====================================================================================

Accumulation units outstanding:
End of year                                    1,770.572        1,765.280       2,332.263        2,544.163        5,767.871
                                        ====================================================================================

NATURAL RESOURCES:

Net Unit Value:
----------------------------------------
Beginning of year                             $17.717463       $19.494075      $17.188761       $14.721818       $14.640952
End of year                                    14.554559        17.717463       19.494075        17.188761        14.721818
                                        ------------------------------------------------------------------------------------
  Net increase (decrease) in net
  unit value from operations                  ($3.162904)      ($1.776612)      $2.305314        $2.466943        $0.080866
                                        ====================================================================================

Accumulation units outstanding:
End of year                                    1,437.328        1,603.345       1,528.981        1,169.412          789.773
                                        ====================================================================================

TARGET '98:

Net Unit Value:
----------------------------------------
Beginning of year                             $19.878868       $19.007934      $18.440731       $16.184859       $16.981960
End of year                                     0.000000        19.878868       19.007934        18.440731        16.184859
                                        ------------------------------------------------------------------------------------
  Net increase (decrease) in net
  unit value from operations                 ($19.878868)       $0.870934       $0.567203        $2.255872       ($0.797101)
                                        ====================================================================================

Accumulation units outstanding:
End of year                                        0.000          182.958         209.843          237.588          265.694
                                        ====================================================================================

                         RSVP VARIABLE LIFE ACCOUNT ONE
                          NOTES TO FINANCIAL STATEMENTS


NOTE 6 -  POLICYHOLDER TRANSACTIONS

The increase (decrease) in net assets from changes in the number of outstanding units was as follows for the year ended December 31, 1998:

                             PURCHASE PAYMENTS       NET EXCHANGE PURCHASES       WITHDRAWALS AND            INCREASE (DECREASE)
                               AND TRANSFERS              AND EXCHANGE               SURRENDERS              IN NET ASSETS FROM
                                 RECEIVED                  SURRENDERS                                     POLICYHOLDER TRANSACTIONS
                          ---------------------------------------------------------------------------------------------------------
ACCOUNT                     UNITS     DOLLARS        UNITS      DOLLARS         UNITS      DOLLARS        UNITS         DOLLARS
-------                     -----     -------        -----      -------         -----      -------        -----         -------

Money Market                    33         $526          406        $6,417        (521)     ($8,219)          (82)        ($1,276)
Growth                          45        1,921            -             -        (283)     (12,267)         (238)        (10,346)
Fixed Income                     -            -            -             -          (2)         (43)           (2)            (43)
Government & Quality Bond       21          429            -             -        (150)      (3,238)         (129)         (2,809)
High Yield                      21          439            -             -         (32)        (667)          (11)           (228)
Strategic Multi-Asset          323        9,086         (365)       (9,481)       (314)      (8,765)         (356)         (9,160)
Multi-Asset                    107        3,529            -             -        (118)      (3,776)          (11)           (247)
Capital Appreciation            89        4,631          260        12,703        (889)     (47,839)         (540)        (30,505)
Growth & Income                 13          429            -             -         (28)        (969)          (15)           (540)
Foreign Securities             196        3,312         (133)       (2,101)        (58)        (917)            5             294
Natural Resources              119        1,929         (227)       (4,430)        (58)        (938)         (166)         (3,439)
Target '98                       -            -         (153)       (3,098)        (30)        (613)         (183)         (3,711)
                          ========================================================================================================
                               967      $26,231         (212)          $10      (2,483)    ($88,251)       (1,728)       ($62,010)
                          ========================================================================================================

                         RSVP VARIABLE LIFE ACCOUNT ONE
                          NOTES TO FINANCIAL STATEMENTS

NOTE 7 - DETAILED STATEMENT OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 1998

A statement of operations by investment division follows for the year ended December 31, 1998:

                                                   MONEY                  FIXED       GOVT. &       HIGH
                                                   MARKET      GROWTH     INCOME    QUALITY BOND    YIELD
                                               -------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
  Dividend income                                   $1,548       $500        $32           $201     $1,092
  Mortality & expense risk charges
    and administrative expense                        (186)      (676)        (3)           (38)       (48)
                                               -------------------------------------------------------------
  Net investment income (loss)                       1,362       (176)        29            163      1,044
                                               -------------------------------------------------------------

REALIZED & UNREALIZED GAIN (LOSS)
  Realized gain (loss) from investment
    transactions
Proceeds from sales                                  7,929     11,618         46          3,247        630
Cost of investments sold                            (7,929)    (8,399)       (48)        (3,098)      (649)
                                               -------------------------------------------------------------

  Net realized gain (loss)                               -      3,219         (2)           149        (19)

  Capital gains distributions                            -      6,091          -              7          -
                                               -------------------------------------------------------------
  Net realized gain (loss) from investments              -      9,310         (2)           156        (19)
                                               -------------------------------------------------------------

  Change in unrealized appreciation
  (depreciation) on investments:

  Unrealized appreciation (depreciation)
    at end of period                                     -     38,709        (23)           308     (1,265)
  Unrealized appreciation (depreciation)
    at beginning of period                               -     19,190        (24)           138        159
                                               -------------------------------------------------------------

  Net change in unrealized
    appreciation (depreciation)                          -     19,519          1            170     (1,424)
                                               -------------------------------------------------------------

  Realized and unrealized gain (loss)                    -     28,829         (1)           326     (1,443)
                                               -------------------------------------------------------------

                                               -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                  $1,362    $28,653        $28           $489      ($399)
                                               =============================================================


                                                 STRATEGIC      MULTI-      CAPITAL      GROWTH &
                                                MULTI-ASSET     ASSET     APPRECIATION    INCOME
                                               ----------------------------------------------------
NET INVESTMENT INCOME (LOSS)
  Dividend income                                    $2,382     $2,147             $79        $95
  Mortality & expense risk charges
    and administrative expense                         (674)      (482)           (877)       (65)
                                               ----------------------------------------------------
  Net investment income (loss)                        1,708      1,665            (798)        30
                                               ----------------------------------------------------

REALIZED & UNREALIZED GAIN (LOSS)
  Realized gain (loss) from investment
    transactions
Proceeds from sales                                  18,209      4,039          47,707      1,021
Cost of investments sold                            (18,882)    (3,465)        (37,935)      (702)
                                               ----------------------------------------------------

  Net realized gain (loss)                             (673)       574           9,772        319

  Capital gains distributions                        17,525     13,274          11,759        432
                                               ----------------------------------------------------
  Net realized gain (loss) from investments          16,852     13,848          21,531        751
                                               ----------------------------------------------------

  Change in unrealized appreciation
  (depreciation) on investments:

  Unrealized appreciation (depreciation)
    at end of period                                 (8,215)     7,181          33,811      4,428
  Unrealized appreciation (depreciation)
    at beginning of period                           (4,642)     5,645          26,417      2,432
                                               ----------------------------------------------------

  Net change in unrealized
    appreciation (depreciation)                      (3,573)     1,536           7,394      1,996
                                               ----------------------------------------------------

  Realized and unrealized gain (loss)                13,279     15,384          28,925      2,747
                                               ----------------------------------------------------

                                               ----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                  $14,987    $17,049         $28,127     $2,777
                                               ====================================================


                                                   FOREIGN        NATURAL
                                                  SECURITIES     RESOURCES   TARGET '98       TOTAL
                                               -------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
  Dividend income                                       $496          $323         $250        $9,145
  Mortality & expense risk charges
    and administrative expense                          (173)         (148)         (12)       (3,382)
                                               -------------------------------------------------------
  Net investment income (loss)                           323           175          238         5,763
                                               -------------------------------------------------------

REALIZED & UNREALIZED GAIN (LOSS)
  Realized gain (loss) from investment
    transactions
Proceeds from sales                                    3,041         5,444        3,723       106,654
Cost of investments sold                              (3,001)       (5,663)      (4,284)      (94,055)
                                               -------------------------------------------------------

  Net realized gain (loss)                                40          (219)        (561)       12,599

  Capital gains distributions                          3,555           221            -        52,864
                                               -------------------------------------------------------
  Net realized gain (loss) from investments            3,595             2         (561)       65,463
                                               -------------------------------------------------------

  Change in unrealized appreciation
  (depreciation) on investments:

  Unrealized appreciation (depreciation)
    at end of period                                    (896)       (7,213)           -        66,825
  Unrealized appreciation (depreciation)
    at beginning of period                               427        (2,986)        (398)       46,358
                                               -------------------------------------------------------

  Net change in unrealized
    appreciation (depreciation)                       (1,323)       (4,227)         398        20,467
                                               -------------------------------------------------------

  Realized and unrealized gain (loss)                  2,272        (4,225)        (163)       85,930
                                               -------------------------------------------------------

                                               -------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                    $2,595       ($4,050)         $75       $91,693
                                               =======================================================

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--------------------------------------------------------------------------------

                                                      PRICEWATERHOUSECOOPERS LLP
                                                             One Financial Plaza
                                                               Hartford CT 06103
                 REPORT OF INDEPENDENT ACCOUNTANTS      Telephone (860) 240 2000




To the Board of Directors of Phoenix Home Life Mutual Insurance Company and the Policyholders of RSVP Variable Life Account One

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of RSVP Variable Life Account
One - Separate Account of Phoenix Home Life Mutual Insurance Company (the "Account") at December 31, 1998, the results of its operations for the year then ended and the changes in its net assets for the two years then ended, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurances about whether the statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 1998 by correspondence with the custodians, provide a reasonable basis for the opinion expressed above.





/s/ PricewaterhouseCoopers LLP
February 24, 1999


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